Discontinued Operations - Summary of Sale of Subsidiaries (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Total income (loss) from discontinued operations	$ (600)	$ 140,403	$ 3,380
Discontinued Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Total income (loss) from discontinued operations	(600)	140,403	3,380
Discontinued Operations | Bioseparations Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Proceeds received			3,380
Total income (loss) from discontinued operations			$ 3,380
Discontinued Operations | Plasma Collection Centers
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Proceeds received		13,570
Carrying Amount of Net Assets Sold		10,849
Transaction costs		204
Reclassification of foreign currency translation reserve from other comprehensive income into the statement of operations		(44)
Total income (loss) from discontinued operations		2,561
Discontinued Operations | Ryplazim Business
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Proceeds received		159,787
Carrying Amount of Net Assets Sold		19,541
Indemnification adjustments	600	116
Transaction costs		2,288
Total income (loss) from discontinued operations	$ (600)	$ 137,842